Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash	$ 157	$ 389
Cash equivalents	44	252
Cash and cash equivalents	$ 202	$ 641	$ 900